STATEMENT OF INVESTMENTS
BNY Mellon Strategic Municipal Bond Fund, Inc.

February 28, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .4%
Collateralized Municipal-Backed Securities - .4%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $1,394,712)	3.63	5/20/2033	1,270,704		1,377,558

Long-Term Municipal Investments - 144.0%
Alabama - 5.2%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.50	6/1/2030	1,800,000		1,902,096
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.75	6/1/2045	1,250,000		1,288,625
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	1,500,000		1,559,235
Jefferson County, Revenue Bonds, Refunding, Ser. F	0.00	10/1/2046	6,000,000	[a]	6,079,920
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2046	5,000,000		7,039,000
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2036	2,745,000		3,201,329
				21,070,205
Arizona - 7.1%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2050	1,500,000		1,694,010
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A	7.75	7/1/2050	4,305,000	[b]	4,645,181
Arizona Industrial Development Authority, Revenue Bonds (Phoenix Children's Hospital Obligated Group)	4.00	2/1/2050	1,500,000		1,674,735
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.25	7/1/2047	1,500,000	[b]	1,661,940

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Arizona - 7.1% (continued)
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000		1,724,370
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)	5.00	7/1/2049	1,775,000	[b]	1,993,148
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	1,345,000		1,858,010
Tender Option Bond Trust Receipts (Series 2018-XF2537), (Salt Verde Financial Corporation, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	18.02	12/1/2037	4,550,000	[b,c,d]	6,203,274
The Phoenix Industrial Development Authority, Revenue Bonds (Legacy Traditional Schools Project) Ser. A	6.75	7/1/2044	1,000,000	[b]	1,152,800
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	3,000,000	[b]	3,238,050
The Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2047	3,000,000	[b]	3,051,030
				28,896,548
California - 7.2%
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2047	1,000,000		1,034,480
Jefferson Union High School District, COP (Teacher & Staff Housing Project) (Insured; Build America Mutual)	4.00	8/1/2055	1,500,000		1,668,810
San Buenaventura, Revenue Bonds (Community Memorial Health System)	7.50	12/1/2041	1,500,000		1,563,015
Tender Option Bond Trust Receipts (Series 2016-XM0379), (Los Angeles Department of Water & Power, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	23.48	8/19/2021	5,000,000	[b,c,d]	5,296,538

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
California - 7.2% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0387), (Los Angeles Department of Airports, Revenue Bonds (Los Angeles International Airport)) Non-recourse, Underlying Coupon Rate (%) 5.00	23.42	5/15/2038	6,000,000	[b,c,d]	6,489,705
Tender Option Bond Trust Receipts (Series 2016-XM0390), (The Regents of the University of California, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	23.48	5/15/2036	6,260,000	[b,c,d]	6,864,560
Tender Option Bond Trust Receipts (Series 2020-XF2876), (San Francisco California City & County Airport Commission, Revenue Bonds, Refunding, Ser. E) Recourse, Underlying Coupon Rate (%) 5.00	18.16	5/1/2050	5,190,000	[b,c,d]	6,199,051
				29,116,159
Colorado - 6.5%
Belleview Station Metropolitan District No. 2, GO, Refunding	5.13	12/1/2046	2,375,000		2,465,844
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Johnson & Wales University) Ser. B	5.00	4/1/2031	2,685,000		2,886,831
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	4,000,000		4,409,280
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2048	2,300,000		2,716,024
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	3,100,000		3,249,358
Sterling Ranch Community Authority Board, Revenue Bonds (Insured; Municipal Government Guaranteed) Ser. A	5.00	12/1/2047	1,250,000		1,324,763
Tender Option Bond Trust Receipts (Series 2016-XM0385), (Board of Governors of the Colorado State University, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	23.45	3/1/2038	4,960,000	[b,c,d]	5,191,954

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Colorado - 6.5% (continued)
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group, Ser. A1)) Recourse, Underlying Coupon Rate (%) 4.00	17.52	8/1/2044	3,260,000	[b,c,d]	4,309,109
				26,553,163
Connecticut - .8%
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2038	1,000,000		1,255,780
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	2,000,000		2,164,340
				3,420,120
District of Columbia - 4.2%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2049	1,000,000		1,100,830
Tender Option Bond Trust Receipts (Series 2016-XM0437), (District of Columbia, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	18.54	12/1/2035	14,834,680	[b,c,d]	15,965,896
				17,066,726
Florida - 8.9%
Alachua County Health Facilities Authority, Revenue Bonds (Shands Teaching Hospital & Clinics Obligated Group)	4.00	12/1/2049	1,600,000		1,786,240
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2048	2,500,000		2,788,750
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Ringling College Project)	5.00	3/1/2049	2,000,000		2,276,740
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2044	1,500,000		1,667,910
Lee County Industrial Development Authority, Revenue Bonds (Shell Point/Waterside Health Project)	5.00	11/15/2049	1,540,000		1,774,527
Mid-Bay Bridge Authority, Revenue Bonds, Ser. A	7.25	10/1/2021	1,800,000	[e]	1,874,124
Palm Beach County Health Facilities Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2045	5,775,000		6,641,365

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Florida - 8.9% (continued)
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities Obligated Group) Ser. B	4.00	5/15/2053	2,000,000		2,155,300
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	1,000,000		996,940
Tender Option Bond Trust Receipts (Series 2019-XF0813), (Fort Myers Florida Utility, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 4.00	18.57	10/1/2049	2,980,000	[b,c,d]	3,383,254
Tender Option Bond Trust Receipts (Series 2019-XM0782), (Palm Beach County Florida Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)) Recourse, Underlying Coupon Rate (%) 4.00	14.61	8/15/2049	5,535,000	[b,c,d]	6,163,416
Tender Option Bond Trust Receipts (Series 2020-XF2877), (Greater Orlando Aviation Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate (%) 4.00	14.56	10/1/2049	4,065,000	[b,c,d]	4,481,566
				35,990,132
Georgia - 5.3%
Atlanta Water & Wastewater, Revenue Bonds, Ser. D	3.50	11/1/2028	800,000	[b]	870,912
Tender Option Bond Trust Receipts (Series 2016-XM0435), (Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University)) Recourse, Underlying Coupon Rate (%) 5.00	18.54	10/1/2043	6,000,000	[b,c,d]	6,564,555
Tender Option Bond Trust Receipts (Series 2019-XF2847), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Unis 3&4 Project, Ser. A)) Recourse, Underlying Coupon Rate (%) 5.00	18.30	1/1/2056	2,720,000	[b,c,d]	3,189,560
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta, Ser. A)) Recourse, Underlying Coupon Rate (%) 4.00	15.97	7/1/2044	4,220,000	[b,c,d]	5,178,879

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Georgia - 5.3% (continued)
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,000,000		1,122,430
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp.) Ser. D	4.13	11/1/2045	4,200,000		4,648,350
				21,574,686
Hawaii - .7%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaiian Electric Co.)	4.00	3/1/2037	2,500,000		2,742,300
Illinois - 14.6%
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,250,000		1,484,825
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2032	400,000		480,632
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2031	500,000		601,890
Chicago II, GO, Refunding, Ser. A	6.00	1/1/2038	3,000,000		3,556,710
Chicago II, GO, Refunding, Ser. C	5.00	1/1/2024	1,265,000		1,391,323
Chicago II, GO, Ser. A	5.00	1/1/2044	3,000,000		3,405,420
Chicago II Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	2,330,000		2,667,687
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	4,000,000		4,702,960
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2045	1,000,000		1,215,550
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,000,000		1,184,250
Illinois, GO, Ser. A	5.00	5/1/2038	2,850,000		3,243,442
Illinois, GO, Ser. B	5.00	11/1/2030	1,500,000		1,799,985
Illinois, GO, Ser. D	5.00	11/1/2028	3,000,000		3,460,320
Illinois Finance Authority, Revenue Bonds, Refunding (Plymouth Place Obligated Group)	5.25	5/15/2045	1,000,000		1,049,430
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	4.00	1/1/2044	1,500,000		1,696,080
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	5.00	6/15/2057	2,500,000		2,920,075
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	12/15/2036	2,500,000	[f]	1,574,050

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Illinois - 14.6% (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	6/15/2052	3,550,000		3,677,551
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	12/15/2028	2,500,000		2,615,900
Railsplitter Tobacco Settlement Authority, Revenue Bonds	6.00	6/1/2021	3,600,000	[e]	3,652,128
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	2,250,000		2,550,938
Tender Option Bond Trust Receipts (Series 2017-XM0492), (Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago)) Non-recourse, Underlying Coupon Rate (%) 5.00	23.45	10/1/2040	9,000,000	[b,c,d]	10,302,997
				59,234,143
Indiana - 2.1%
Indiana Finance Authority, Revenue Bonds (Green Bond) (RES Polyflow Indiana)	7.00	3/1/2039	4,575,000	[b]	4,211,745
Indiana Finance Authority, Revenue Bonds (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2043	3,500,000		4,219,530
				8,431,275
Iowa - 1.4%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.25	12/1/2025	5,125,000		5,630,017
Kentucky - 1.5%
Christian County, Revenue Bonds, Refunding (Jennie Stuart Medical Center Obligated Group)	5.50	2/1/2044	2,800,000		3,075,716
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	6/1/2025	2,560,000		2,871,578
				5,947,294
Louisiana - 3.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Westlake Chemical Project)	3.50	11/1/2032	2,400,000		2,640,816

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Louisiana - 3.0% (continued)
Tender Option Bond Trust Receipts (Series 2018-XF2584), (Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Non-recourse, Underlying Coupon Rate (%) 5.00	18.24	7/1/2047	8,195,000	[b,c,d]	9,499,066
				12,139,882
Maine - .5%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Obligated Group)	7.50	7/1/2021	2,000,000	[e]	2,048,220
Maryland - 2.3%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000		3,804,645
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Stevenson University Project)	4.00	6/1/2051	1,000,000		1,096,880
Tender Option Bond Trust Receipts (Series 2016-XM0391), (Mayor & City Council of Baltimore, Revenue Bonds, Refunding (Water Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	23.42	7/1/2042	4,000,000	[b,c,d]	4,512,710
				9,414,235
Massachusetts - 6.4%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. K	5.00	7/1/2038	2,130,000		2,467,733
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	1,000,000		1,257,130
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	4.00	7/1/2046	1,250,000		1,428,488
Tender Option Bond Trust Receipts (Series 2016-XM0372), (Massachusetts, GO) Non-recourse, Underlying Coupon Rate (%) 5.00	23.45	4/1/2027	6,400,000	[b,c,d]	6,424,320

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Massachusetts - 6.4% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0386), (University of Massachusetts Building Authority, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	23.42	5/1/2043	7,409,991	[b,c,d]	8,136,910
Tender Option Bond Trust Receipts (Series 2018-XF0610), (Massachusetts Transportation Fund, Revenue Bonds (Rail Enhancement & Accelerated Bridge Programs)) Non-recourse, Underlying Coupon Rate (%) 5.00	23.83	6/1/2047	5,250,000	[b,c,d]	6,474,107
				26,188,688
Michigan - 6.3%
Detroit Water Supply System, Revenue Bonds, Ser. A	5.00	7/1/2021	3,290,000	[e]	3,343,035
Detroit Water Supply System, Revenue Bonds, Ser. A	5.00	7/1/2021	2,280,000	[e]	2,316,754
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	2,000,000		2,388,320
Michigan Building Authority, Revenue Bonds, Refunding	4.00	4/15/2054	2,500,000		2,851,775
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	1,000,000		1,133,920
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2048	5,000,000		5,927,300
Pontiac School District, GO	4.00	5/1/2050	3,000,000		3,428,850
Tender Option Bond Trust Receipts (Series 2019-XF2837), (Michigan State Finance Authority, Revenue Bonds (Henry Ford Health System)) Recourse, Underlying Coupon Rate (%) 4.00	14.49	11/15/2050	3,900,000	[b,c,d]	4,356,914
				25,746,868
Minnesota - 1.1%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	4,000,000		4,657,440
Missouri - 2.5%
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2042	1,000,000		1,107,320

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Missouri - 2.5% (continued)
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Projects)	5.00	2/1/2046	1,200,000	1,326,768
St. Louis Land Clearance for Redevelopment Authority, Revenue Bonds	5.13	6/1/2046	4,755,000	5,317,279
The Missouri Health & Educational Facilities Authority, Revenue Bonds (Mercy Health)	4.00	6/1/2050	2,000,000	2,254,360
				10,005,727
Multi-State - .6%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	2,405,000	[b] 2,618,299
Nevada - 1.6%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/15/2039	950,000	1,098,837
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	5,000,000	5,426,950
				6,525,787
New Hampshire - .4%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2051	1,500,000	1,635,150
New Jersey - 5.1%
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	4.00	6/1/2031	1,000,000	1,200,190
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. D	4.00	10/1/2024	2,370,000	2,598,278
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	1,365,000	1,586,348
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	1,500,000	1,779,195
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2051	2,400,000	2,751,024
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	2,025,000	2,297,504

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
New Jersey - 5.1% (continued)
Tender Option Bond Trust Receipts (Series 2018-XF2538), (New Jersey Economic Development Authority, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.25	19.04	6/15/2040	4,250,000	[b,c,d]	4,791,499
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	1,500,000		1,784,955
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	1,670,000		1,929,551
				20,718,544
New York - 10.5%
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	4.00	7/1/2050	1,500,000		1,694,925
New York City, GO, Ser. D1	4.00	3/1/2050	2,500,000		2,782,825
New York City Educational Construction Fund, Revenue Bonds, Ser. A	6.50	4/1/2028	2,785,000		2,798,758
New York Convention Center Development Corp., Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	0.00	11/15/2049	5,600,000	[f]	2,233,280
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	3,400,000	[b]	3,698,690
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2045	1,000,000		1,118,050
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.25	1/1/2050	3,000,000		3,363,000
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2035	1,100,000		1,360,161
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Holding Project) Ser. A	4.75	11/1/2042	1,000,000	[b]	1,047,120
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 223rd	4.00	7/15/2051	2,250,000		2,523,510

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
New York - 10.5% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0436), (New York City Municipal Water Finance Authority, Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate (%) 5.00	18.54	3/14/2021	12,600,000	[b,c,d]	13,045,851
Tender Option Bond Trust Receipts (Series 2020-XM0826), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp., Ser. C)) Non-recourse, Underlying Coupon Rate (%) 4.00	18.30	11/15/2046	6,100,000	[b,c,d]	6,841,224
				42,507,394
North Carolina - .4%
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	4.00	1/1/2055	1,500,000		1,682,835
Ohio - 4.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	1,250,000		1,397,338
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	10,750,000		12,104,392
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group)	5.25	11/1/2047	1,500,000		1,567,575
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000		1,117,110
				16,186,415
Oregon - .3%
Medford Hospital Facilities Authority, Revenue Bonds, Refunding (Asante Project) Ser. A	4.00	8/15/2039	1,000,000		1,164,360
Pennsylvania - 4.4%
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2031	1,510,000		1,897,330
Crawford County Hospital Authority, Revenue Bonds, Refunding (Meadville Medical Center Project) Ser. A	6.00	6/1/2046	1,000,000		1,077,220
Franklin County Industrial Development Authority, Revenue Bonds (Menno-Haven Project)	5.00	12/1/2054	1,000,000		1,056,440

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Pennsylvania - 4.4% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2033	2,805,000		3,176,522
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 114A	3.35	10/1/2026	2,000,000		2,029,040
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,500,000		1,683,000
Philadelphia Water & Wastewater, Revenue Bonds, Ser. A	5.00	11/1/2050	1,500,000		1,871,820
Tender Option Bond Trust Receipts (Series 2016-XM0373), (Geisinger Authority, Revenue Bonds (Geisinger Health System)) Non-recourse, Underlying Coupon Rate (%) 5.13	23.98	6/1/2041	3,000,000	[b,c,d]	3,025,163
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2039	2,000,000		2,264,820
				18,081,355
Rhode Island - .1%
Providence Public Building Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/15/2037	500,000		605,180
South Carolina - 3.0%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Bishop Gadsden Episcopal Retirement Community Obligated Group)	5.00	4/1/2054	1,000,000		1,103,800
Tender Option Bond Trust Receipts (Series 2016-XM0384), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)) Non-recourse, Underlying Coupon Rate (%) 5.13	18.04	12/1/2043	10,200,000	[b,c,d]	11,227,378
				12,331,178
Tennessee - .8%
Tender Option Bond Trust Receipts (Series 2016-XM0388), (Metropolitan Government of Nashville & Davidson County, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	23.18	7/1/2040	3,000,000	[b,c,d]	3,282,420

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Texas - 10.8%
Central Texas Regional Mobility Authority, Revenue Bonds	5.00	1/1/2048	2,500,000		2,944,550
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2045	1,500,000		1,692,360
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership) Ser. D	6.13	8/15/2048	3,000,000		3,451,440
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.50	12/1/2044	2,500,000		2,594,375
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. A	5.75	8/15/2045	2,500,000		2,840,325
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	2,000,000		2,279,500
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	11/15/2051	7,500,000	[f]	1,905,675
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Co. Project)	5.00	11/1/2028	1,000,000		1,065,200
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (MRC Stevenson Oaks Project)	6.75	11/15/2051	1,000,000		1,113,380
Tender Option Bond Trust Receipts (Series 2016-XM0377), (San Antonio, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	23.45	2/1/2043	12,450,000	[b,c,d]	13,542,057
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Segment 3C Project)	5.00	6/30/2058	6,150,000		7,309,213
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2040	1,350,000		1,533,654
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2039	1,500,000		1,712,910
				43,984,639
U.S. Related - 1.3%
Puerto Rico, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	2,500,000		2,621,925

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 144.0% (continued)
U.S. Related - 1.3% (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	2,000,000		2,459,300
				5,081,225
Utah - .6%
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	2,000,000		2,347,480
Virginia - 5.5%
Chesterfield County Economic Development Authority, Revenue Bonds, Refunding (Brandermill Woods Project)	5.13	1/1/2043	700,000		704,508
Henrico County Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	11.35	8/23/2027	4,700,000	[c]	6,391,953
Tender Option Bond Trust Receipts (Series 2018-XM0593), (Hampton Roads Transportation Accountability Commission, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.50	26.45	7/1/2057	7,500,000	[b,c,d]	9,185,981
Virginia College Building Authority, Revenue Bonds (Green Bond) (Marymount University Project)	5.00	7/1/2045	1,000,000	[b]	1,041,370
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	4,350,000		5,021,205
				22,345,017
Washington - 4.4%
King County School District No. 210, GO (Insured; School Bond Guaranty)	4.00	12/1/2034	2,000,000		2,321,980
Port of Seattle, Revenue Bonds	4.00	4/1/2044	1,000,000		1,100,820
Tender Option Bond Trust Receipts (Series 2018-XM0680), (Washington Convention Center Public Facilities District, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	9.26	7/1/2058	10,000,000	[b,c,d]	11,484,650
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	4.00	5/1/2050	1,200,000		1,335,804

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 144.0% (continued)
Washington - 4.4% (continued)
Washington Housing Finance Commission, Revenue Bonds (Transforming Age Project) Ser. A	5.00	1/1/2055	1,465,000	[b] 1,597,685
				17,840,939
Wisconsin - 2.6%
Public Finance Authority, Revenue Bonds (Appalachian State University Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2055	1,750,000	1,899,030
Public Finance Authority, Revenue Bonds (CHF - Wilmington) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2058	3,665,000	4,243,923
Public Finance Authority, Revenue Bonds (Gannon University Project)	5.00	5/1/2042	750,000	837,840
Public Finance Authority, Revenue Bonds, Refunding (Mary's Woods At Marylhurst Project)	5.25	5/15/2042	750,000	[b] 802,815
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Children's Hospital of Wisconsin Obligated Group)	4.00	8/15/2050	1,135,000	1,296,533
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2054	1,250,000	1,302,563
				10,382,704
Total Long-Term Municipal Investments (cost $541,076,727)			585,194,749
Total Investments (cost $542,471,439)			144.4%	586,572,307
Liabilities, Less Cash and Receivables			(32.3%)	(130,958,809)
Preferred Stock, at redemption value			(12.1%)	(49,300,000)
Net Assets Applicable to Common Shareholders			100.0%	406,313,498

GO—General Obligation

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, these securities were valued at $243,245,349 or 59.87% of net assets.

c The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

d Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Strategic Municipal Bond Fund, Inc.

February 28, 2021 (Unaudited)

The following is a summary of the inputs used as of February 28, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	1,377,558	-	1,377,558
Municipal Securities	-	585,194,749	-	585,194,749

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At February 28, 2021, accumulated net unrealized appreciation on investments was $44,100,868, consisting of $45,160,858 gross unrealized appreciation and $1,059,990 gross unrealized depreciation.

At February 28, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.